Taxes (Details) - Schedule of Tax Payable - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Tax Payable Consisted [Abstract]
Value-added tax payable	$ 1,665	$ 1,828
Income tax payable	343	185
Other taxes payable	270	194
Total	$ 2,278	$ 2,207